CMA
CMA Tax-Exempt Fund

Annual Report



FUND LOGO



March 31, 2000

MERRILL LYNCH BULL LOGO



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper



To Our Shareholders:

For the year ended March 31, 2000, CMA Tax-Exempt Fund paid shareholders a net annualized yield of 2.91%*. As of March 31, 2000, the Fund's 7-day yield was 3.28%.

Economic Environment
During the six-month period ended March 31, 2000, the Federal Reserve Board continued to raise short-term interest rates in an effort to avoid inflationary pressures. Although inflationary data has remained benign, dramatically higher oil prices and the continuation of extremely strong domestic economic growth caused the Federal Reserve Board to be vigilant in its interest rate policy. Concern over tight labor markets and the rising wealth effect from a soaring stock market has warranted fears of future inflation. During the six-month period, the Federal Reserve Board raised interest rates on three occasions for a total increase of 75 basis points (0.75%). Additionally, as a result of fears for more interest rate increases, investors were forced to command higher rate premiums as insurance against this possibility. Thus, the yield on the six-month US Treasury bill, which began the period just below 5.00%, rose over 100 basis points and ended the period at 6.13%.

Yields on short-term municipal bonds also rose during the six months ended March 31, 2000 as sentiment from the US Treasury market flowed into the short-term tax-exempt market. Although there was a good degree of volatility related to supply and demand, the general trend was for higher interest rates, especially for securities with maturities of six months--one year. Much of this volatility was related to the supply and demand imbalances for variable rate demand notes, which experienced seasonal factors. For example, yields for these securities typically surge each year-end as money funds traditionally experience large redemptions related to seasonal spending and year-end tax planning. Despite fears of heavier than usual redemptions in December 1999 because of Year 2000 concerns, the end of the year proved to be like any other and in some ways was even less volatile. Interest rates for these securities fell dramatically in January as money flowed back into these money funds while new issuance was low. Interest rates then rose in February and March to reflect levels consistent with the current yield curve environment as demand abated. New issuance for the period fell by 52% to $12.9 billion, from the $26.7 billion issued in the previous six-month period. Additionally, assets in the tax-exempt money fund industry rose over the six-month period ended March 31, 2000 by approximately $25 billion to close at a record high of $215 billion.

Investment Strategy
During the fiscal year ended March 31, 2000, assets of CMA Tax-Exempt Fund rose to $10.2 billion, an increase of approximately $400 million from the close of fiscal year 1999. We maintained the Fund's average portfolio maturity in the 30-day--45-day range for the majority of the period. The one exception was a slight extension to the 55-day--60-day range in September 1999 in order to take advantage of attractive yields offered as a result of the heavy new-issue supply at that time. Otherwise, we kept the average portfolio maturity in a neutral-to-defensive range for two reasons. First, the Federal Reserve Board appeared to be in a tightening mode given the strength of the economy. Second, the shape of the short-term tax-exempt yield curve continued to be flat to inverted. In such an environment, there is little or no yield incentive for acquiring incremental interest rate risk by extending out on the yield curve. The Fund's average portfolio maturity was enhanced through the use of tax-exempt commercial paper, which allowed maturity diversification while offering principal safety and attractive yields. Credit quality and diversification remain paramount to the Fund as we seek to offer shareholders an attractive tax-exempt yield.

In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



May 5, 2000



*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.




Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM    Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
DATES      Daily Adjustable Tax-Exempt Securities
EDA        Economic Development Authority
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
TAN        Tax Anticipation Notes
TRAN       Tax Revenue Anticipation Notes
UPDATES    Unit Price Adjustable Tax-Exempt Securities
VRDN       Variable Rate Demand Notes


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000                                                              (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Alabama--2.5%       $67,500   Birmingham, Alabama, Medical Clinic Board, Revenue Refunding Bonds
                              (U.A.H.S.F.), VRDN, 3.80% due 12/01/2026 (d)                                   $    67,500
                     40,000   Birmingham, Alabama, Special Care Facilities, Financing Authority Revenue
                              Refunding Bonds (Ascension Health Credit), VRDN, Series B, 3.85% due
                              11/15/2039 (d)                                                                      40,000
                              Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                              VRDN (d):
                      5,000     Series A, 3.85% due 5/01/2022                                                      5,000
                      8,000     Series D, 3.45% due 10/01/2022                                                     8,000
                     13,500     Series E, 3.85% due 10/01/2022                                                    13,500
                     14,700   Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                              VRDN, 3.90% due 6/01/2015 (d)                                                       14,700
                     20,000   Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                              VRDN, 3.85% due 6/01/2015 (d)                                                       20,000
                     24,000   Stevenson, Alabama, IDB, Environmental Improvment Revenue Bonds (Mead
                              Corporation Project), VRDN, AMT, 3.95% due 1/01/2031 (d)                            24,000
                     57,100   West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power Company
                              Project), VRDN, 3.90% due 6/01/2028 (d)                                             57,100

Alaska--0.3%                  Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Exxon Pipeline
                              Company Project), VRDN (d):
                      2,200     Series A, 3.80% due 12/01/2033                                                     2,200
                     12,300     Series B, 3.80% due 12/01/2033                                                    12,300
                     16,300     Series C, 3.80% due 12/01/2033                                                    16,300

Arizona--2.5%        45,200   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
                              Series 83-A, 3.90% due 12/15/2018 (d)                                               45,200
                              Arizona Agriculture Improvement and Power District Electric System Revenue
                              Bonds (Salt River Project), CP:
                     21,581     3.80% due 5/11/2000                                                               21,581
                     20,970     3.90% due 5/16/2000                                                               20,970
                     10,985     4% due 6/13/2000                                                                  10,985
                     10,200   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                              Bonds, VRDN, AMT, Series A, 3.95% due 3/01/2015 (d)(f)                              10,200
                     36,000   Arizona School District, TAN, Financing Program, COP, Series A, 4.05% due
                              7/31/2000                                                                           36,055
                              Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding
                              VRDN (d):
                      8,700     (Arizona Public Service Company), Series A, 3.85% due 5/01/2029                    8,700
                     11,700     (Arizona Public Service Company), Series B, 3.85% due 5/01/2029                   11,700
                      9,000     (Arizona Public Service Company), Series C, 3.85% due 5/01/2029                    9,000
                      6,500     (Arizona Public Service Company), Series E, 3.85% due 5/01/2029                    6,500
                     10,780     (Arizona Public Service Company), Series F, 3.85% due 5/01/2029                   10,780
                     11,100     (El Paso Electric Company Project), Series A, 3.90% due 7/01/2014                 11,100
                     25,000     (El Paso Electric Company Project), Series A, 3.90% due 8/01/2015                 25,000


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Arizona             $ 7,600   Tempe, Arizona, Excise Tax Revenue Bonds, VRDN, 3.90% due 7/01/2023 (d)        $     7,600
(concluded)          15,800   University of Arizona, COP (Student Union Bookstore), VRDN, Series B,
                              3.85% due 6/01/2024 (a)(d)                                                          15,800

Arkansas--0.4%       43,100   North Little Rock, Arkansas, Health Facilities Board, Health Care
                              Revenue Bonds (Baptist Health), VRDN, Series B, 3.90% due
                              12/01/2021 (d)(f)                                                                   43,100

California--0.8%     42,850   California Higher Education Loan Authority Inc., Student Loan Revenue
                              Refunding Bonds, Senior Lien, CP, Series A-1, 3.50% due 7/01/2000                   42,850
                     39,250   Sonoma County, California, TRAN, 4% due 11/01/2000                                  39,379

Colorado--0.3%       10,500   Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                              Series F, 3.95% due 11/15/2025 (d)                                                  10,500
                     14,755   Palomino Park, Colorado, Public Improvements Corporation, Assessment Lien
                              Revenue Bonds, VRDN, 3.80% due 12/01/2035 (d)                                       14,755
                      6,500   Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN,
                              AMT, Series B, 4% due 4/01/2014 (d)                                                  6,500

Connecticut--        20,000   Connecticut State Special Assessment Unemployment Compensation
0.8%                          Advance Fund, Revenue Bonds (Connecticut Unemployment), Series C,
                              3.38% due 7/01/2000 (c)                                                             20,000
                              Eagle Tax-Exempt Trust, Connecticut, VRDN, Class 0701 (d):
                     13,200     Series 94, 3.47% due 8/15/2012                                                    13,200
                     24,750     Series 96, 3.96% due 11/15/2004                                                   24,750
                     20,000   New Haven, Connecticut, GO, BAN, 4% due 7/12/2000                                   20,024

Delaware--1.1%                ABN-AMRO Munitops Certificates Trust:
                     29,185     CP, Series 1999-15, 3.90% due 5/31/2000                                           29,185
                     15,750     VRDN, AMT, Series 1998-15, 4% due 7/05/2006 (d)                                   15,750
                     20,000     VRDN, Series 1998-16, 4.03% due 10/04/2006 (d)                                    20,000
                     13,500     VRDN, Series 1998-22, 4.03% due 1/03/2007 (d)                                     13,500
                     29,950     VRDN, Series 1999-10, 3.75% due 3/07/2007 (d)                                     29,950
                      6,930   Delaware State, EDA, Revenue Bonds, FLOATS, Series PMD-1, 4.11% due
                              3/01/2020 (d)                                                                        6,930

District of          18,200   District of Columbia, GO (General Fund Recovery), VRDN, Series B-2,
Columbia--0.8%                3.90% due 6/01/2003 (d)                                                             18,200
                     17,350   District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62, 4% due
                              6/01/2017 (a)(d)                                                                    17,350
                     16,800   District of Columbia Revenue Bonds (George Washington University), VRDN,
                              Series A, 3.95% due 3/01/2006 (d)                                                   16,800
                     26,700   Eagle Tax-Exempt Trust, Washington D.C., GO, VRDN, Series 94-A, 3.96% due
                              6/01/2005 (d)                                                                       26,700

Florida--5.0%        13,885   Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds,
                              MSTR, VRDN, Series SGA-38, 3.98% due 9/01/2021 (d)(f)                               13,885
                              Capital Projects Finance Authority, Florida Revenue Bonds, VRDN,
                              Series A (d)(e):
                     53,480     (Capital Projects Loan Program), 3.90% due 8/01/2017                              53,480
                     12,000     (Florida Hospital Association-Capital Projects Loan), 3.90% due
                                6/01/2028                                                                         12,000
                     50,240   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 3.80%
                              due 10/05/2022 (c)(d)                                                               50,240
                     24,750   Eagle Tax-Exempt Trust, Florida Turnpike, VRDN, Series 96C, Class 0903,
                              4.05% due 7/01/2025 (d)                                                             24,750
                     27,536   Florida Local Government Finance Commission (Pooled Loan Program), CP,
                              Series B, 4.05% due 8/09/2000                                                       27,536
                     35,768   Gainsville, Florida, Utilities System Revenue Bonds, CP, Series C, 4% due
                              6/12/2000                                                                           35,768
                     10,000   Gulf Breeze, Florida, Local Government Revenue Bonds, VRDN, Series E,
                              3.95% due 12/01/2020 (c)(d)                                                         10,000
                     20,245   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
                              Project), VRDN, 4% due 9/01/2025 (d)                                                20,245
                     54,849   Jacksonville, Florida, CP, 3.75% due 5/25/2000                                      54,849


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Florida                       Jacksonville, Florida, Electric Authority Revenue Bonds:
(concluded)         $40,900     CP, Series C-1, 3.70% due 4/05/2000                                          $    40,900
                     59,000     (Electric System), VRDN, Sub-Series B, 4.10% due 10/01/2010 (d)                   59,000
                     34,455   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
                              Refunding Bonds (Charity Obligation Group), VRDN, Series C, 3.80% due
                              8/15/2019 (d)(f)                                                                    34,455
                     10,000   Jacksonville, Florida, PCR, Refunding (Florida Power & Light Co. Project),
                              VRDN, 3.85% due 5/01/2029 (d)                                                       10,000
                      4,720   Jacksonville, Florida, Revenue Bonds (YMCA Florida First Coast Project),
                              VRDN, 3.90% due 3/01/2018 (d)                                                        4,720
                     14,850   Pinellas County, Florida, Health Facilities Authority, Revenue Refunding
                              Bonds (Pooled Hospital Loan Program), DATES, 3.80% due 12/01/2015 (a)(d)            14,850
                      7,400   Saint Lucie County, Florida, PCR, Refunding (Florida Power & Light Company
                              Project), VRDN, 3.85% due 3/01/2027 (d)                                              7,400
                              Sunshine, Florida, State Governmental Financing Commission Revenue Bonds:
                      8,575     CP, 4% due 6/08/2000                                                               8,575
                     23,735     VRDN, 3.90% due 7/01/2016 (a)(d)                                                  23,735
                      6,300   Volusia County, Florida, Health Facilities Authority Revenue Bonds (Pooled
                              Hospital Loan Program), ACES, 3.85% due 11/01/2015 (c)(d)                            6,300

Georgia--5.6%        46,790   Bartow County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant--Bowen Project), VRDN, 4.10% due 3/01/2024 (d)                  46,790
                              Burke County, Georgia, Development Authority, PCR, Refunding, VRDN (d):
                     14,000     (Georgia Power Company Plant--Vogtle Project), First Series, 3.90% due
                                4/01/2032                                                                         14,000
                     24,150     (Oglethorpe Power Corporation), Series A, 3.85% due 1/01/2016 (c)                 24,150
                              Burke County, Georgia, Development Authority, PCR:
                     15,000     (Georgia Power Company Plant--Vogtle Project), VRDN, 4th Series, 4.10%
                                due 7/01/2024 (d)                                                                 15,000
                      9,000     (Oglethorpe Power Corporation), CP, Series B, 3.85% due 4/25/2000                  9,000
                              Cobb County, Georgia, GO:
                     60,000     TAN, 4.35% due 12/29/2000                                                         60,096
                     85,000     School District, 4.375% due 12/29/2000                                            85,253
                     12,475   Coweta County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company-Plant Yates Project), VRDN, 4.10% due 3/01/2024 (d)                   12,475
                     79,000   Fulton County, Georgia, School District, GO, Construction Sales, Tax Notes,
                              4.40% due 12/29/2000                                                                79,182
                     85,000   Gwinnett County, Georgia, School District, GO, Construction Sales, Tax Notes,
                              4.45% due 12/29/2000                                                                85,291
                     26,300   Heard County, Georgia, Development Authority, PCR, Refunding (Georgia Power
                              Company Plant-Wansley), VRDN, 4.10% due 9/01/2029 (d)                               26,300
                     17,500   Monroe County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant-Scherer), VRDN, 4.10% due 9/01/2029 (d)                         17,500
                     15,000   Municipal Electric Authority, Georgia, CP, 3.85% due 6/08/2000                      15,000
                              Municipal Electric Authority, Georgia, Revenue Refunding Bonds (Project One),
                              VRDN (d):
                      5,400     Series B, 3.90% due 1/01/2016                                                      5,400
                     18,157     Sub-Series E, 3.90% due 1/01/2026                                                 18,157
                              Putnam County, Georgia, Development Authority, PCR, Refunding (Georgia
                              Power Company Plant Project), VRDN (d):
                     13,725     4.10% due 3/01/2024                                                               13,725
                     20,800     3.90% due 4/01/2032                                                               20,800
                     26,400     First Series, 4.10% due 6/01/2023                                                 26,400

Hawaii--0.2%         20,790   Hawaii State, Trust Receipts, VRDN, Series PMD-6, 4.01% due 9/01/2011 (d)           20,790

Idaho--0.2%          22,600   Idaho Health Facilities Authority Revenue Bonds, Pooled Financing Program,
                              ACES, 3.95% due 10/01/2010 (d)                                                      22,600


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Illinois--10.3%               Chicago, Illinois, GO:
                   $110,255     Tender Notes, CP, 4% due 10/26/2000                                          $   110,255
                     90,000     Tender Notes, Series A, 3.90% due 12/07/2000                                      90,000
                     16,345     VRDN, Series B, 3.85% due 1/01/2012 (d)                                           16,345
                      7,000   Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT, 4%
                              due 6/01/2022 (d)                                                                    7,000
                     33,000   Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT,
                              Series A, 4% due 1/01/2029 (d)(f)                                                   33,000
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds (American
                              Airlines), DATES (d):
                     20,200     Series A, 3.90% due 12/01/2017                                                    20,200
                     32,700     Series B, 3.90% due 12/01/2017                                                    32,700
                     23,500     Series C, 3.90% due 12/01/2017                                                    23,500
                     18,200     Series D, 3.90% due 12/01/2017                                                    18,200
                      6,030   Chicago, Illinois, O'Hare International Airport Revenue Bonds (General
                              Airport Second Lien), VRDN, Series B, 3.85% due 1/01/2015 (d)                        6,030
                     14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities
                              Revenue Bonds (Compagnie Nationale-Air France), VRDN, AMT, 4% due 5/01/2018 (d)     14,800
                              Eagle Tax-Exempt Trust, Chicago, Illinois, VRDN (d):
                     19,800     (Emergency Phone), Series 96C, Class 1302, 3.50% due 1/01/2012                    19,800
                     14,380     GO, Series 95, Class 1301, 3.96% due 1/01/2024                                    14,380
                      9,900     GO, Series 98, Class 1301, 3.96% due 1/01/2017                                     9,900
                     14,355   Eagle Tax-Exempt Trust, Illinois, Metropolitan Expo Center, VRDN, Series 98,
                              Class 1306, 3.50% due 6/15/2029 (d)                                                 14,355
                      9,900   Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 96C, Class 1302,
                              4.05% due 7/01/2020 (d)                                                              9,900
                     36,300   Illinois Development Finance Authority, PCR, Refunding (Commonwealth Edison
                              Company Project), VRDN, Series B, 3.85% due 10/15/2014 (d)                          36,300
                              Illinois Development Finance Authority, Revenue Refunding Bonds, VRDN (d):
                      6,000     (Olin Corporation Project), Series A, 3.90% due 6/01/2004                          6,000
                     32,000     (Provena Health), Series B, 3.90% due 5/01/2028 (f)                               32,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (d):
                     20,000     (The Adler Planetarium), 3.90% due 4/01/2031                                      20,000
                     50,000     (Art Institute of Chicago), Series A, 3.95% due 3/01/2034                         50,000
                      4,900     (Chicago Historical Society), 3.90% due 12/01/2025                                 4,900
                              Illinois Educational Facilities Authority, Revenue Refunding Bonds, VRDN (d):
                     16,300     (Art Institute of Chicago), 3.95% due 3/01/2027                                   16,300
                     17,800     (Northwestern University), 3.95% due 12/01/2025                                   17,800
                              Illinois Health Facilities Authority Revenue Bonds (Evanston Hospital
                              Corporation), CP:
                     22,000     3.90% due 10/31/2000                                                              22,000
                     10,000     Series B, 4% due 11/30/2000                                                       10,000
                     10,000     Series C, 4% due 8/15/2000                                                        10,000
                     10,000     Series D, 4% due 11/30/2000                                                       10,000
                              Illinois Health Facilities Authority Revenue Bonds (Revolving Fund Pooled),
                              VRDN (d):
                     50,000     Series B, 3.875% due 8/01/2015                                                    50,000
                      7,000     Series F, 3.875% due 8/01/2015                                                     7,000
                              Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (d):
                     93,550     (Advocate Health Care), Series B, 4% due 8/15/2022                                93,550
                     19,555     (Little Company of Mary Hospital), Series A, 3.95% due 8/15/2021 (f)              19,555
                     38,700     (Resurrection Health), Series A, 3.95% due 5/01/2029 (e)                          38,700
                     61,805     (University of Chicago Hospitals), 4% due 8/01/2026 (f)                           61,805
                     18,815   Illinois State, FLOATS, Series SG-60, 3.96% due 8/01/2019 (d)                       18,815
                     27,000   Illinois State Toll Highway Authority, Toll Highway Revenue Refunding
                              Bonds, VRDN, Series B, 3.95% due 1/01/2016 (d)(e)                                   27,000


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Illinois            $ 4,600   Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN,
(concluded)                   AMT, Series A, 3.95% due 3/01/2006 (d)                                         $     4,600
                     21,350   Regional Transportation Authority, Illinois, FLOATS, Series SG-82, 3.96%
                              due 6/01/2025 (d)                                                                   21,350
                              Southwestern Illinois Development Authority, Solid Waste Disposal Revenue
                              Bonds (Shell Oil Company-Wood River Project), VRDN, AMT (d):
                     11,100     4% due 8/01/2021                                                                  11,100
                     10,600     4% due 4/01/2022                                                                  10,600
                      7,000   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical
                              Company Project), VRDN, AMT, 4% due 3/01/2028 (d)                                    7,000

Indiana--4.9%         3,050   Elkhart County, Indiana, Mortgage Revenue Bonds (Hubbard Hill Estates),
                              VRDN, Series A, 3.97% due 7/01/2027 (d)                                              3,050
                              Fort Wayne, Indiana, Hospital Authority, Hospital Revenue Bonds (Parkview
                              Memorial Hospital), VRDN (d):
                      1,645     Series B, 3.95% due 1/01/2016                                                      1,645
                      2,700     Series B, 3.90% due 1/01/2020                                                      2,700
                      3,505     Series C, 3.95% due 1/01/2016                                                      3,505
                      5,670     Series D, 3.95% due 1/01/2016                                                      5,670
                      5,800   Hammond, Indiana, PCR, Refunding (Amoco Oil Company Project), VRDN, 3.85%
                              due 2/01/2022 (d)                                                                    5,800
                    130,000   Indiana Bond Bank, Revenue Notes (Advanced Funding Program Note), Series A-2,
                              4.75% due 1/18/2001                                                                130,575
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds,
                              VRDN (d):
                      7,050     (Capital Access Designated Pool), 3.90% due 1/01/2012                              7,050
                     15,000     (Community Hospitals Project), Series A, 3.97% due 7/01/2027                      15,000
                              Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
                              Bonds, VRDN (d):
                    154,700     (Ascension Health Credit), Series B, 3.85% due 11/15/2039                        154,700
                     18,200     (Clairan Health Partners), Series C, 3.85% due 2/15/2026                          18,200
                     37,250   Indiana Secondary Market Educational Loans Inc., Educational Loan Revenue
                              Bonds, VRDN, AMT, Series B, 3.95% due 12/01/2014 (a)(d)                             37,250
                     33,000   Indiana State Development Finance Authority, Environmental Revenue
                              Refunding Bonds (USX Corporation Project), CP, 4.05% due 10/05/2000                 33,000
                              Jasper County, Indiana, PCR, Refunding (Northern Indiana Public Service),
                              VRDN (d):
                     12,000     Series B, 3.85% due 6/01/2013                                                     12,000
                     16,300     Series C, 3.85% due 4/01/2019                                                     16,300
                      9,400   Princeton, Indiana, PCR, Refunding (PSI Energy Incorporated Project), VRDN,
                              3.85% due 4/01/2022 (d)                                                              9,400
                      9,000   Purdue University, Indiana, University Revenue Bonds (Student Fee), VRDN,
                              Series O, 3.80% due 7/01/2019 (d)                                                    9,000
                              Rockport, Indiana, PCR, Refunding (AEP Generating Company Project),
                              VRDN (a)(d):
                     14,200     Series A, 3.90% due 7/01/2025                                                     14,200
                      7,900     Series B, 3.85% due 7/01/2025                                                      7,900
                      7,600   Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding
                              Bonds (Amoco Oil Company Project), VRDN, AMT, 4.05% due 1/01/2026 (d)                7,600

Iowa--0.8%                    Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar River
                              Paper Company Project), VRDN, AMT (d):
                      4,730     4% due 3/01/2033                                                                   4,730
                     66,400     Series A, 4% due 7/01/2023                                                        66,400
                     14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, VRDN,
                              AMT, Series B, 3.90% due 12/01/2013 (a)(d)                                          14,500


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Kansas--0.3%        $ 9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds
                              (Texaco Refining & Marketing), VRDN, AMT, Series A, 4.05% due
                              8/01/2024 (d)                                                                  $     9,100
                     17,500   Kansas State Development Finance Authority, Health Facilities Revenue
                              Bonds (Stormont-Vail), VRDN, Series M, 3.95% due 11/15/2023 (d)(f)                  17,500

Kentucky--3.1%        5,100   Ashland, Kentucky, PCR, Refunding (Calgon Carbon Corporation Project),
                              FLOATS, Series A, 4.15% due 10/01/2006 (d)                                           5,100
                     22,700   Carroll County, Kentucky, Collateralized Solid Waste Disposal Facilities
                              Revenue Bonds (Kentucky Utilities Company Project), VRDN, AMT, Series A,
                              4.20% due 11/01/2024 (d)                                                            22,700
                              Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds
                              (Scott Paper Company Project), VRDN, AMT (d):
                     44,100     Series A, 4% due 12/01/2023                                                       44,100
                     16,300     Series A, 4% due 5/01/2024                                                        16,300
                     26,200     Series B, 4% due 12/01/2023                                                       26,200
                     21,700     Series B, 4% due 5/01/2024                                                        21,700
                              Kentucky Asset/Liability Commission, General Fund Revenue Notes, TRAN:
                     75,000     Series A, 4.25% due 6/28/2000                                                     75,154
                     15,000     Series B, 4.50% due 6/28/2000                                                     15,024
                     27,500   Kentucky Association of Counties, Advance Revenue/Cash Flow Borrowing,
                              TRAN, 4% due 6/30/2000                                                              27,536
                     19,920   Kentucky Economic Development Finance Authority, Hospital Facilities
                              Revenue Refunding Bonds (Baptist Healthcare), VRDN, Series C, 3.90% due
                              8/15/2031 (d)(f)                                                                    19,920
                     38,300   Kentucky State Pollution Abatement and Water Resource Finance Authority
                              Revenue Bonds (Toyota Motors), VRDN, AMT, 4.75% due 8/13/2006 (d)                   38,300

Louisiana--4.1%       5,100   Ascension Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
                              VRDN, 3.90% due 9/01/2023 (d)                                                        5,100
                     17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project),
                              VRDN, AMT, 4% due 3/01/2025 (d)                                                     17,700
                     31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                              (Citgo Petroleum Corp.), VRDN, AMT, 4.05% due 3/01/2025 (d)                         31,500
                      9,760   Eagle Tax-Exempt Trust, Louisiana, VRDN, Series 94, Class 1803, 3.96% due
                              5/01/2008 (d)                                                                        9,760
                              East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project),
                              VRDN (d):
                     19,800     3.80% due 11/01/2019                                                              19,800
                     26,650     3.85% due 3/01/2022                                                               26,650
                      1,300   East Baton Rouge Parish, Louisiana, Solid Waste Revenue Bonds (Exxon
                              Project), VRDN, AMT, 3.90% due 12/01/2028 (d)                                        1,300
                     25,000   Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital
                              Revenue Bonds (West Jefferson Medical Center), VRDN, Series B, 3.90% due
                              1/01/2028 (d)(e)                                                                    25,000
                              Louisiana Public Facilities Authority, Hospital Revenue Bonds (Willis-
                              Knighton Medical Center Project), VRDN (a)(d):
                     50,800     4% due 9/01/2025                                                                  50,800
                     30,500     4% due 9/01/2027                                                                  30,500
                              Louisiana Public Facilities Authority Revenue Bonds (Christus Health System),
                              CP, Series B:
                     10,000     3.95% due 5/08/2000                                                               10,000
                     20,000     GO, 4.05% due 5/23/2000                                                           20,000
                              Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                              Refunding Bonds (First Stage A-Loop Inc.) (d):
                     23,150     ACES, 3.85% due 9/01/2006                                                         23,150
                     24,650     VRDN, 3.85% due 9/01/2008                                                         24,650
                     24,200   Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP Exploration
                              & Oil), VRDN, AMT, 4% due 10/01/2024 (d)                                            24,200


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000                                                              (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Louisiana           $ 4,400   Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company
(concluded)                   Project), VRDN, 3.80% due 6/01/2005 (d)                                        $     4,400
                              Saint Charles Parish, Louisiana, PCR, VRDN, AMT (d):
                     24,400     (Shell Oil Company--Norco Project), 4% due 11/01/2021                             24,400
                     21,000     (Shell Oil Company Project), Series A, 4% due 10/01/2022                          21,000
                              Saint James Parish, Louisiana, PCR, Refunding (Texaco Inc. Project):
                     24,030     CP, Series A, 3.65% due 4/25/2000                                                 24,030
                     15,000     VRDN, Series B, 3.65% due 9/01/2012 (d)                                           15,000
                      4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                              Petroleum), VRDN, 3.85% due 7/01/2018 (d)                                            4,400

Maryland--1.7%       30,000   Anne Arundel County, Maryland, BAN, CP, Series B, 3.70% due 5/10/2000               30,000
                     35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                              FLOATS, 3.90% due 10/14/2011 (d)                                                    35,700
                     21,585   Maryland State Community Development Administration, Department of
                              Housing and Community Development, Revenue Refunding Bonds (Residential),
                              AMT, Series G, 3.65% due 8/30/2000                                                  21,585
                     20,200   Maryland State Health and Higher Educational Facilities Authority
                              Revenue Bonds (University of Maryland Medical System), VRDN, 3.95%
                              due 7/01/2024 (d)                                                                   20,200
                              Maryland State Health and Higher Educational Facilities Authority,
                              Revenue Refunding Bonds (Pooled Loan Program), VRDN (d):
                     30,000     Series A, 3.85% due 4/01/2035                                                     30,000
                     12,250     Series B, 3.80% due 4/01/2035                                                     12,250
                     25,000   Montgomery County, Maryland, BAN, CP, 3.90% due 6/12/2000                           25,000

Massachusetts--      20,900   Eagle Tax-Exempt Trust, Massachusetts, GO, VRDN, Series 1993-J, 3.55% due
2.2%                          8/01/2005 (d)                                                                       20,900
                     27,300   Massachusetts Municipal Wholesale Electric Company, Power Supply System
                              Revenue Refunding Bonds, VRDN, Series C, 3.80% due 7/01/2019 (d)(f)                 27,300
                              Massachusetts State Health and Educational Facilities Authority Revenue
                              Bonds, VRDN (d):
                     24,975     (Capital Asset Program), Series D, 3.80% due 1/01/2035 (f)                        24,975
                     20,600     (Capital Asset Program), Series E, 3.80% due 1/01/2035                            20,600
                     16,400     (Partners Healthcare System), Series P-1, 3.80% due 7/01/2027 (e)                 16,400
                      6,300   Massachusetts State Health and Educational Facilities Authority, Revenue
                              Refunding Bonds (Capital Asset Program), VRDN, Series B, 3.85% due
                              7/01/2005 (d)(f)                                                                     6,300
                     15,100   Massachusetts State Water Resources Authority Revenue Bonds, VRDN, Series A,
                              3.75% due 4/01/2028 (a)(d)                                                          15,100
                              Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                              VRDN (c)(d):
                     20,000     Sub-Series B, 3.80% due 8/01/2037                                                 20,000
                     60,200     Sub-Series D, 3.80% due 11/01/2026                                                60,200
                     12,400   Worcester, Massachusetts, GO, BAN, Lot A, 4.50% due 8/30/2000                       12,425

Michigan--3.3%       16,900   Grand Rapids, Michigan, Water Supply Revenue Refunding Bonds, VRDN, 3.85%
                              due 1/01/2020 (c)(d)                                                                16,900
                      8,460   Holly, Michigan, Area School District, FLOATS, Series SG-50, 3.96% due
                              5/01/2020 (d)                                                                        8,460
                              Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                              (Spectrum Health), VRDN (d)(f):
                     24,200     Series B, 3.80% due 1/15/2026                                                     24,200
                     26,800     Series C, 3.80% due 1/15/2026                                                     26,800
                              Michigan Municipal Bond Authority Revenue Notes:
                     22,500     Series B-1, 4.25% due 8/25/2000                                                   22,557
                     13,460     Series B-2, 4.25% due 8/25/2000                                                   13,496
                     15,000   Michigan State Building Authority Revenue Bonds, CP, Series 1, 3.65% due
                              4/27/2000                                                                           15,000
                      7,500   Michigan State, COP (New Center Development), 4.75% due 3/01/2001                    7,533


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000                                                              (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Michigan            $18,200   Michigan State Hospital Finance Authority Revenue Bonds (Saint Mary
(concluded)                   Hospital of Livonia), VRDN, Series A, 3.90% due 7/01/2017 (d)                  $    18,200
                      9,450   Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN,
                              Reserve 1, 3.85% due 9/01/2030 (d)                                                   9,450
                     11,600   Michigan State Strategic Fund Limited Obligation, Revenue Refunding Bonds
                              (Consumers Power Company Project), VRDN, Series A, 3.90% due 6/15/2010 (a)(d)       11,600
                     13,900   Michigan State Strategic Fund, PCR, Refunding (Consumers Power Project),
                              VRDN, 3.85% due 4/15/2018 (a)(d)                                                    13,900
                     17,300   Monroe County, Michigan, Economic Development Corporation, Limited
                              Obligation Revenue Refunding Bonds (Detroit Edison), VRDN, Series CC, 3.90%
                              due 10/01/2024 (d)                                                                  17,300
                     16,505   Municipal Securities Trust Certificates, Revenue Refunding Bonds (Michigan
                              State Hospital), VRDN, Series 1997-24, Class A, 3.98% due 12/01/2005 (d)(e)         16,505
                              Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                              (William Beaumont Hospital), VRDN (d):
                     11,300     Series J, 3.85% due 1/01/2003                                                     11,300
                     16,900     Series L, 3.85% due 1/01/2027                                                     16,900
                     20,600   University of Michigan, University Hospital Revenue Bonds, VRDN, Series A,
                              3.85% due 12/01/2027 (d)                                                            20,600
                     29,100   University of Michigan, University Hospital Revenue Refunding Bonds, VRDN,
                              Series A, 3.85% due 12/01/2019 (d)                                                  29,100
                              University of Michigan, University Revenue Bonds:
                     20,150     CP, 3.95% due 5/04/2000                                                           20,150
                     15,700     (Medical Service Plan), VRDN, Series A, 3.85% due 12/01/2027 (d)                  15,700

Minnesota--1.3%               Eagle Tax-Exempt Trust, Minnesota, VRDN (d):
                     46,825     Series 1993-A, 3.55% due 8/01/2004                                                46,825
                     24,885     Series 1993-G, 3.95% due 8/01/2007                                                24,885
                     24,765   Minnesota School Districts, Tax and Aid Anticipation Borrowing Program
                              Certificates, Aid Anticipation Certificates Indebitures, Series B, 4%
                              due 8/23/2000                                                                       24,809
                     12,250   Minnesota State, GO, 4.50% due 8/01/2000                                            12,289
                     22,000   University of Minnesota Revenue Bonds, VRDN, Series A, 3.90% due 1/01/2034 (d)      22,000

Mississippi--0.2%     7,000   Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds
                              (Chevron U.S.A. Inc. Project), VRDN, AMT, 4% due 12/15/2024 (d)                      7,000
                      6,500   Jackson County, Mississippi, PCR, Refunding (Chevron U.S.A. Inc. Project),
                              VRDN, 3.80% due 12/01/2016 (d)                                                       6,500
                      3,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                              (Mississippi Baptist Medical Center), VRDN, 3.90% due 7/01/2012 (d)                  3,000

Missouri--0.6%       30,000   Eagle Tax-Exempt Trust, Missouri, VRDN, 3.96% due 8/01/2006 (d)                     30,000
                              Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                              VRDN, AMT (d):
                      7,800     Series A, 3.95% due 6/01/2017                                                      7,800
                     20,000     Series B, 3.95% due 6/01/2020                                                     20,000

Nebraska--0.1%                NebHelp Inc., Nebraska, Revenue Bonds (Student Loan Program), VRDN (d):
                      3,550     AMT, Series A, 4% due 12/01/2016                                                   3,550
                      3,100     Series C, 3.90% due 12/01/2015 (f)                                                 3,100

Nevada--1.1%        108,715   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN,
                              Series A, 3.80% due 7/01/2012 (d)(f)                                               108,715
                      7,030   Nevada Housing Division Revenue Bonds (Multi-Unit Housing--Mesquite),
                              VRDN, AMT, Series B, 3.95% due 5/01/2028 (d)                                         7,030

New Hampshire--       7,415   New Hampshire State Business Finance Authority, Resource Recovery
0.1%                          Revenue Refunding Bonds (Wheelabrator), VRDN, Series A, 3.85% due
                              1/01/2018 (d)                                                                        7,415
                      5,500   New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A. Properties--
                              Pheasant Run Project), VRDN, AMT, 3.95% due 5/01/2025 (d)                            5,500


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
New Jersey--        $27,300   Eagle Tax-Exempt Trust, New Jersey, VRDN, Series 96, Class 3001, 3.44%
1.0%                          due 2/15/2007 (d)                                                              $    27,300
                      2,500   New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of
                              New Jersey Inc. Project), VRDN, Series A, 3.80% due 11/01/2026 (a)(d)                2,500
                     25,000   New Jersey State, CP, 3.75% due 5/09/2000                                           25,000
                              New Jersey State Transit Corporation, CP, Series 2000A:
                     43,700     4% due 6/06/2000                                                                  43,700
                      7,000     4.10% due 6/15/2000                                                                7,000

New Mexico--1.0%     27,600   Farmington, New Mexico, PCR (Arizona Public Service Company), VRDN, AMT,
                              Series C, 3.90% due 9/01/2024 (d)                                                   27,600
                              Farmington, New Mexico, PCR, Refunding (Arizona Public Service Company),
                              VRDN (d):
                     14,200     Series A, 3.85% due 5/01/2024                                                     14,200
                     15,400     Series B, 3.85% due 9/01/2024                                                     15,400
                     16,600   Hurley, New Mexico, PCR (Kennecott Santa Fe), UPDATES, 3.85% due
                              12/01/2015 (d)                                                                      16,600
                     31,500   New Mexico State Hospital Equipment Loan, Council Revenue Refunding Bonds
                              (Catholic Health), VRDN, Series B, 3.95% due 12/01/2022 (d)                         31,500

New York - 4.2%      10,000   Alexander, New York, Central School District, GO, BAN, 4% due 7/20/2000             10,011
                      8,000   Central Islip, New York, Unified Free School District, GO, TAN, 4% due
                              6/30/2000                                                                            8,007

                     24,700   Eagle Tax-Exempt Trust, New York State Memorial (Sloan), VRDN, Series 96,
                              Class 3202, 3.70% due 7/01/2023 (d)                                                 24,700
                              Long Island Power Authority, New York, Electric System Revenue Bonds:
                     49,900     Sub-Series 7-A, 3.65% due 4/01/2025 (f)                                           49,900
                     40,000     VRDN, Sub-Series 2, 3.65% due 5/01/2033 (d)                                       40,000
                      7,800     VRDN, Sub-Series 5, 3.95% due 5/01/2033 (d)                                        7,800
                     25,000   Monroe County, New York, CP, 3.85% due 4/27/2000                                    25,000
                              New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, VRDN, Series C (c)(d):
                      3,700     3.80% due 6/15/2022                                                                3,700
                     54,900     3.80% due 6/15/2023                                                               54,900
                              New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Refunding Bonds, VRDN (d):
                     21,500     MSTR, Series SGB-27, 3.93% due 6/15/2024 (e)                                      21,500
                     10,000     Series A, 3.90% due 6/15/2025 (c)                                                 10,000
                     21,100     Series G, 3.80% due 6/15/2024 (c)                                                 21,100
                      3,300   New York City, New York, City Transitional Finance Authority Revenue Bonds,
                              Future Tax Secured, VRDN, Sub-Series B-2, 3.80% due 11/01/2026 (d)                   3,300
                              New York City, New York, GO, VRDN (d):
                     14,000     Series B, Sub-Series B-2, 3.80% due 8/15/2003 (f)                                 14,000
                      5,000     Series B, Sub-Series B-3, 3.80% due 8/15/2004 (f)                                  5,000
                      1,905     Series B-2, Sub-Series B-5, 3.80% due 8/15/2009 (f)                                1,905
                     10,400     Series F-5, 3.65% due 2/15/2016                                                   10,400
                      3,000     Sub-Series A-7, 3.75% due 8/01/2019                                                3,000
                      6,900   New York State Dormitory Authority, Revenue Refunding Bonds (Memorial
                              Sloan-Kettering), VRDN, Series A, 3.85% due 7/01/2019 (d)                            6,900
                      4,700   New York State Energy Research and Development Authority, PCR, Refunding
                              (Niagara Mohawk Power Corporation), VRDN, Series C, 3.85% due
                              12/01/2025 (d)                                                                       4,700
                     17,000   New York State Local Assistance Corporation Revenue Bonds, VRDN, Series A,
                              3.60% due 4/01/2022 (d)                                                             17,000
                     51,475   New York State Power Authority, Revenue and General Purpose Bonds, CP,
                              4% due 9/01/2000                                                                    51,475
                     16,350   New York State Thruway Authority, General Revenue Bonds, VRDN, 3.85% due
                              1/01/2024 (c)(d)                                                                    16,350


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
New York                      Port Authority of New York and New Jersey, Special Obligation Revenue
(concluded)                   Refunding Bonds (Versatile Structure Obligation), VRDN (d):
                    $ 6,900     Series 2, 3.75% due 5/01/2019                                                $     6,900
                      5,500     Series 5, 3.80% due 8/01/2024                                                      5,500
                      9,000   Saint Johnsville, New York, Central School District, GO, BAN, 4% due
                              7/27/2000                                                                            9,010

North Carolina--     44,705   Charlotte, North Carolina, Airport Revenue Bonds, VRDN, Series D, 3.80% due
1.0%                          7/01/2029 (d)(f)                                                                    44,705
                      1,640   Craven County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority, Resource Revenue Bonds (Craven Wood Energy Project),
                              VRDN, AMT, Series C, 4% due 5/01/2011 (d)                                            1,640
                     15,270   North Carolina Medical Care Commission, Health Care Facilities Revenue
                              Bonds (Cabarrus Memorial Hospital Project), VRDN, 3.90% due 3/01/2012 (d)           15,270
                              North Carolina Medical Care Commission, Hospital Revenue Bonds (d):
                      1,700     (Duke University Hospital Project), VRDN, Series B, 3.85% due 6/01/2015            1,700
                      2,000     (Duke University Hospital Project), VRDN, Series C, 3.85% due 6/01/2015            2,000
                      1,500     (Pooled Financing Project), ACES, Series A, 3.85% due 10/01/2020                   1,500
                      8,700   North Carolina Medical Care Commission Revenue Bonds (Carol Woods Project),
                              VRDN, 3.90% due 4/01/2021 (d)                                                        8,700
                              Raleigh Durham, North Carolina, Airport Authority, Special Facility Revenue
                              Refunding Bonds (American Airlines Inc.), VRDN (d):
                      8,300     Series A, 3.90% due 11/01/2015                                                     8,300
                      2,000     Series B, 3.90% due 11/01/2015                                                     2,000
                     14,500   Wake County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Refunding Bonds (Carolina Power and Light
                              Company), VRDN, 3.90% due 6/15/2014 (d)                                             14,500

North Dakota--       12,400   Grand Forks, North Dakota, Health Care Facilities Revenue Bonds (The United
0.3%                          Hospital Obligation Group), VRDN, Series A, 3.95% due 12/01/2025 (d)                12,400
                     15,000   North Dakota State, HFA, Home Mortgage Revenue Bonds (Housing Finance
                              Program), AMT, Series C, 3.20% due 4/01/2000                                        15,000

Ohio--1.6%           19,195   Cuyahoga County, Ohio, Hospital Revenue Bonds (The Cleveland Clinic), VRDN,
                              Series D, 3.90% due 1/01/2026 (d)                                                   19,195
                     22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503,
                              3.50% due 2/15/2026 (d)                                                             22,275
                     10,500   Eagle Tax-Exempt Trust, Ohio, VRDN, Series 95, Class 3502, 3.96% due
                              7/01/2015 (d)                                                                       10,500
                     17,640   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (U.S. Health Corporation), VRDN, Series A, 3.90% due 12/01/2021 (d)                 17,640
                     24,950   Montgomery County, Ohio, Revenue Bonds (Miami Valley), CP, Series 1998-B,
                              3.75% due 4/13/2000                                                                 24,950
                     46,700   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital),
                              VRDN, Series A, 3.85% due 11/15/2022 (d)                                            46,700
                      1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate-Retire), VRDN,
                              3.95% due 12/01/2015 (d)                                                             1,865
                     12,300   Ohio State Air Quality Development Authority Revenue Bonds, VRDN, Series B,
                              3.90% due 12/01/2015 (d)                                                            12,300
                      8,100   Ohio, State Air Quality Development Authority, Revenue Refunding Bonds
                              (Cincinnati Gas and Electric), VRDN, Series B, 3.85% due 9/01/2030 (d)               8,100
                      4,200   Paudling County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                              Corporation Project), VRDN, AMT, 3.80% due 8/01/2026 (d)                             4,200

Oklahoma--0.3%       10,250   Grand River Dam Authority, Oklahoma, Revenue Bonds, FLOATS, Series SG-42,
                              3.96% due 6/01/2009 (d)                                                             10,250
                     19,500   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris Baptist),
                              VRDN, Series B, 3.90% due 8/15/2029 (d)(f)                                          19,500


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Oregon--0.2%        $ 8,700   Oregon State Health, Housing, Educational and Cultural Facilities Authority
                              Revenue Bonds (Sacred Heart Medical Center), VRDN, Series A, 3.90% due
                              11/01/2028 (d)                                                                 $     8,700
                      8,945   Portland, Oregon, Revenue Refunding Bonds, BAN, Series B, 4.50% due
                              6/01/2000                                                                            8,956

Pennsylvania--        6,700   Allegheny County, Pennsylvania, Higher Education Building Authority,
3.2%                          University Revenue Bonds (Carnegie Mellon University), VRDN, 3.85% due
                              12/01/2033 (d)                                                                       6,700
                     18,700   Berks County, Pennsylvania, IDA, Revenue Bonds (Healthcare-Lutheran
                              Services), VRDN, Series A, 3.90% due 1/01/2028 (a)(d)                               18,700
                      2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                              Project), VRDN, 4% due 12/01/2014 (d)                                                2,500
                     11,100   Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project), UPDATES,
                              3.90% due 12/01/2009 (d)                                                            11,100
                     15,700   Delaware County, Pennsylvania, IDA, PCR, Refunding (Philadelphia
                              Electric Company), VRDN, Series A, 3.85% due 8/01/2016 (d)                          15,700
                     32,700   Delaware Valley, Pennsylvania, Regional Finance Authority, Local
                              Government Revenue Bonds, VRDN, Mode 1, 3.85% due 8/01/2016 (d)                     32,700
                              Eagle Tax-Exempt Trust, Pennsylvania GO, VRDN (d):
                     18,735     Series 94, Class 3803, 3.95% due 5/01/2008                                        18,735
                     12,870     Series 96C, Class 4301, 3.96% due 5/01/2015                                       12,870
                     35,000   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, 3.90% due
                              12/01/2028 (d)(e)                                                                   35,000
                     18,750   Geisinger Authority, Pennsylvania, Health System Revenue Refunding Bonds
                              (Penn State--Geisinger Health), VRDN, Series B, 3.85% due 8/15/2028 (d)             18,750
                     12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 3.96% due
                              9/15/2020 (d)                                                                       12,000
                              Pennsylvania State Higher Education Assistance Agency, Student Loan
                              Revenue Bonds, VRDN, AMT (d):
                     11,200     Series A, 4% due 1/01/2018                                                        11,200
                      5,000     Series B, 4% due 7/01/2018                                                         5,000
                     16,975   Pennsylvania State Higher Educational Facilities Authority, College and
                              University Revenue Bonds (Temple University), FLOATS, 3.80% due
                              10/01/2009 (b)(d)                                                                   16,975
                      2,300   Pennsylvania State Higher Educational Facilities Authority, Revenue
                              Refunding Bonds (Carnegie Mellon University), VRDN, Series A, 3.85%
                              due 11/01/2025 (d)                                                                   2,300
                      6,600   Philadelphia, Pennsylvania, Authority for IDR (Fox Chase Cancer Center
                              Project), VRDN, 3.85% due 7/01/2025 (d)                                              6,600
                     25,000   Philadelphia, Pennsylvania, Gas Works Revenue Bonds, GO, CP, 3.80% due
                              5/12/2000                                                                           25,000
                              Philadelphia, Pennsylvania, School District, GO, TRAN:
                     15,000     Series B, 4% due 6/30/2000                                                        15,020
                     16,000     Series C, 4% due 6/30/2000                                                        16,021
                      9,050   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue
                              Refunding Bonds (Northeastern Power Company), VRDN, Series A, 3.85%
                              due 12/01/2022 (d)                                                                   9,050
                     14,300   South Fork, Pennsylvania, Municipal Authority, Hospital Revenue Refunding
                              Bonds (Conemaugh Health System), VRDN, Series A, 4% due 7/01/2028 (d)(f)            14,300
                     14,795   York, Pennsylvania, General Authority, Pooled Financing Revenue Bonds,
                              VRDN, Sub Series 96-B, 3.90% due 9/01/2026 (a)(d)                                   14,795

South Carolina--              Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue
2.1%                          Bonds (Amoco Chemical Company Project), AMT, VRDN (d):
                     15,300     4% due 4/01/2027                                                                  15,300
                      5,700     4% due 4/01/2028                                                                   5,700
                      9,350   Berkeley County, South Carolina, Pollution Control Facilities, Revenue
                              Refunding Bonds (Amoco Chemical Company Project), VRDN, 3.85% due
                              7/01/2012 (d)                                                                        9,350
                     25,000   Charleston County, South Carolina, School District, GO, 4% due 4/14/2000            25,003


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
South Carolina      $14,850   Eagle Tax-Exempt Trust, South Carolina Public Works, VRDN, Series 96A,
(concluded)                   3.96% due 1/01/2022 (d)                                                        $    14,850
                              Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (d):
                     35,000     4% due 4/01/2026                                                                  35,000
                     19,200     4% due 4/01/2027                                                                  19,200
                     40,000   Greenville County, South Carolina, School District, GO, BAN, 4% due
                              5/01/2000                                                                           40,021
                              South Carolina Jobs EDA, Economic Development Revenue Bonds (Wellman
                              Inc. Project), VRDN, AMT (d):
                      5,400     4% due 12/01/2010                                                                  5,400
                     12,095     4% due 12/01/2012                                                                 12,095
                              South Carolina State Public Services Authority, Electric Revenue and
                              Electric System Expansion Revenue Bonds, CP:
                     16,091     3.75% due 4/11/2000                                                               16,091
                     18,800     3.80% due 5/18/2000                                                               18,800

South Dakota--       13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.1%                          (Homestake Mining), VRDN, AMT, Series A, 3.95% due 7/01/2032 (d)                    13,300

Tennessee--2.6%               Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
                              Financing (Tennessee Municipal Bond Fund), VRDN (d):
                     39,410     4% due 11/01/2027                                                                 39,410
                     30,000     4% due 6/01/2029                                                                  30,000
                      9,400   Cleveland, Tennessee, IDB, Revenue Bonds (Newly Weds Project), VRDN, AMT,
                              4.05% due 1/01/2012 (d)                                                              9,400
                              Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (d)(e):
                      8,700     (Sub-Gas System), 3.85% due 1/15/2005                                              8,700
                     10,000     (Sub-Wastewater System), 3.80% due 1/15/2005                                      10,000
                      8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Co.
                              Project), VRDN, 3.95% due 9/01/2001 (d)                                              8,100
                     13,000   Montgomery County, Tennessee, Public Building Authority, Pooled Financing
                              Revenue Bonds (Montgomery County Loan), VRDN, 4% due 7/01/2019 (d)                  13,000
                     14,955   Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc. Project),
                              VRDN, 3.95% due 8/01/2001 (d)                                                       14,955
                     15,000   Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement II, VRDN, Series F-3, 3.90% due
                              6/01/2005 (a)(d)                                                                    15,000
                              Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement III:
                      5,000     CP, Series D-6, 2.95% due 6/01/2000 (a)                                            5,000
                     26,500     VRDN, AMT, Series B-1, 3.95% due 6/01/2021 (a)(d)                                 26,500
                     10,000     VRDN, Series D-2, 3.90% due 6/01/2017 (a)(d)                                      10,000
                     15,930     VRDN, Series E-1, 3.90% due 6/01/2025 (d)                                         15,930
                     10,000     VRDN, Series E-4, 3.90% due 6/01/2025 (d)                                         10,000
                              Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement IV, VRDN (d)(e):
                      9,500     Series B-1, 3.80% due 6/01/2020                                                    9,500
                     10,000     Series B-2, 3.80% due 6/01/2019                                                   10,000
                      7,000     Series B-3, 3.65% due 6/01/2013                                                    7,000
                              Shelby County, Tennessee, CP:
                     17,000     GO, Refunding, Series A, 4.10% due 6/09/2000                                      17,000
                     14,800     TAN, Series 98-A, 4% due 6/13/2000                                                14,800

Texas--18.2%                  Austin, Texas, Utility System Revenue Bonds, CP, Series A:
                     25,418     3.90% due 4/03/2000                                                               25,418
                     20,000     3.90% due 4/04/2000                                                               20,000
                     10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria
                              County Revenue Bonds (BASF Corp.), VRDN, AMT, 4% due 4/01/2032 (d)                  10,000


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Texas                         Brazos River Authority, Texas, PCR, Refunding (Texas Utilities Electric
(continued)                   Company), VRDN, AMT (d):
                    $ 8,400     Series A, 4% due 3/01/2026 (a)                                               $     8,400
                     15,600     Series A, 4% due 4/01/2030                                                        15,600
                      9,700     Series A, 4% due 2/01/2032 (f)                                                     9,700
                     24,005     Series B, 3.95% due 2/01/2032 (f)                                                 24,005
                     15,800     Series C, 4% due 6/01/2030 (a)                                                    15,800
                      8,400     Series C, 4% due 2/01/2032 (f)                                                     8,400
                     20,100   Coastal Bend Health Facilities Development Corp., Texas, Revenue Bonds
                              (Incarnate World Health System), UPDATES, Series B, 3.85% due
                              8/15/2028 (a)(d)                                                                    20,100
                      4,000   Corpus Christi, Texas, Industrial Development Corp., IDR (Dedietrich USA
                              Incorporated Project), VRDN, AMT, 4.05% due 11/01/2008 (d)                           4,000
                     20,000   Dallas, Texas, CP, 4.05% due 8/08/2000                                              20,000
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN,
                              AMT (d)(f):
                     25,300     Series SGB-49, 4% due 11/01/2023                                                  25,300
                      9,495     Series SGB-52, 4.01% due 11/01/2017                                                9,495
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR,
                              VRDN (d):
                     15,785     AMT, Series SGB-46, 4.01% due 11/01/2020 (f)                                      15,785
                      6,600     Series SGB-5, 3.96% due 11/01/2015 (c)                                             6,600
                      9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C,
                              Class 4301, 4.05% due 11/01/2005 (d)                                                 9,900
                      5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                              Refunding Bonds (Southern Air Transport), VRDN, 3.95% due 3/01/2010 (d)              5,300
                              Gulf Coast, Texas, IDA, Marine Terminal Revenue Bonds (Amoco Oil Company
                              Project), VRDN (d):
                      6,000     3.85% due 6/01/2000                                                                6,000
                      7,300     AMT, 4% due 4/01/2028                                                              7,300
                              Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                              Corporation Project), VRDN, AMT (d):
                     25,200     4.05% due 5/01/2025                                                               25,200
                      7,400     4.05% due 4/01/2026                                                                7,400
                     28,500   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities
                              Revenue Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 4% due
                              1/01/2026 (d)                                                                       28,500
                     36,300   Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company
                              Project), VRDN, AMT, 4% due 6/01/2024 (d)                                           36,300
                              Gulf Coast Waste Disposal Authority, Texas, PCR, Refunding, VRDN (d):
                     20,200     (Amoco Oil Company Project), 3.80% due 10/01/2017                                 20,200
                      9,400     (Exxon Project), 3.85% due 6/01/2020                                               9,400
                     17,710   Harris County, Texas, FLOATS, Series SG-45, 3.96% due 8/15/2016 (d)                 17,710
                              Harris County, Texas, GO, Refunding, Toll Road, Sub-Lien, VRDN (d):
                     20,370     Series D, 3.90% due 8/01/2015                                                     20,370
                      4,900     Series E, 3.90% due 8/01/2015                                                      4,900
                     25,000     Series H, 3.90% due 8/01/2020                                                     25,000
                              Harris County, Texas, Health Facilities Development Corporation, Hospital
                              Revenue Refunding Bonds:
                     98,190     (Methodist Hospital), VRDN, 3.85% due 12/01/2025 (d)                              98,190
                    130,940     (Methodist Hospital), VRDN, 3.85% due 12/01/2026 (d)                             130,940
                     37,100     (Memorial Hospital System Project), CP, Series B, 3.85% due
                                4/05/2000 (f)                                                                     37,100
                              Harris County, Texas, Health Facilities, Development Corporation Revenue
                              Refunding Bonds (Saint Luke's Episcopal Hospital), VRDN (d):
                     33,800     Series A, 3.95% due 2/15/2027                                                     33,800
                     17,360     Series B, 3.95% due 2/15/2027                                                     17,360


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Texas               $10,400   Harris County, Texas, Health Facilities Development Corporation, Special
(continued)                   Facilities Revenue Bonds (Texas Medical Center Project), VRDN, 3.90% due
                              2/15/2022 (d)(f)                                                               $    10,400
                              Harris County, Texas, Industrial Development Corporation, PCR (Exxon
                              Project), VRDN (d):
                     12,000     3.85% due 3/01/2024                                                               12,000
                     17,100     3.85% due 3/01/2024                                                               17,100
                      8,100     AMT, 3.90% due 8/15/2027                                                           8,100
                     18,300   Harris County, Texas, Industrial Development Corporation, Revenue
                              Refunding Bonds (Shell Oil Company Project), VRDN, 3.90% due
                              4/01/2027 (d)                                                                       18,300
                              Harris County, Texas, Industrial Development Corporation, Solid
                              Waste Disposal Revenue Bonds, VRDN, AMT (d):
                     46,100     (Deer Park Limited Partnership), Series A, 4.15% due 2/01/2023                    46,100
                     18,550     (Exxon Project), 3.90% due 4/01/2032                                              18,550
                              Hockley County, Texas, Industrial Development Corporation, PCR, CP:
                     10,000     (Amoco Corporation Project), 3.85% due 5/01/2000                                  10,000
                     43,450     (Amoco Oil Company Project-Standard Oil Company), 4.20% due 9/01/2000             43,450
                     12,500   Houston, Texas, Higher Education Finance Corporation, Higher Education
                              Revenue Bonds (Rice University), CP, 3.75% due 5/04/2000                            12,500
                     21,100   Lubbock, Texas, Health Facilities Development Corporation Revenue
                              Refunding Bonds (Saint Joseph Health System), VRDN, 3.85% due 7/01/2013 (d)         21,100
                     16,700   North Central Texas, Health Facility Development Corporation Revenue Bonds
                              (Methodist Hospitals-Dallas), VRDN, Series B, 3.90% due 10/01/2015 (d)(f)           16,700
                              North Texas Higher Education Authority Inc., Student Loan Revenue Bonds,
                              VRDN, AMT (a)(d):
                     12,800     Series C, 3.95% due 4/01/2020                                                     12,800
                     13,700     Series F, 3.95% due 4/01/2020                                                     13,700
                              North Texas Higher Education Authority Inc., Student Loan Revenue
                              Refunding Bonds, VRDN, AMT (d):
                     27,900     3.95% due 3/01/2005                                                               27,900
                     26,000     3.90% due 12/01/2032                                                              26,000
                     29,000     Series A, 3.95% due 4/01/2005                                                     29,000
                      5,000     Series A, 3.95% due 4/01/2020                                                      5,000
                              Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student
                              Loan Revenue Bonds, VRDN, AMT, Series A (d):
                      9,000     3.90% due 6/01/2021                                                                9,000
                     13,700     3.90% due 6/01/2025                                                               13,700
                      4,700   Panhandle-Plains, Texas, Higher Education Authority Incorporated,
                              Student Loan Revenue Refunding Bonds, VRDN, AMT, Series A, 3.90% due
                              6/01/2008 (d)                                                                        4,700
                     20,000   Port Arthur, Texas, Navigation District Revenue Bonds (BASF Corporation
                              Project), VRDN, AMT, 4% due 4/01/2033 (d)                                           20,000
                     19,400   Port Arthur, Texas, Navigation District Revenue Refunding Bonds (Texaco Inc.
                              Project), VRDN, 3.90% due 10/01/2024 (d)                                            19,400
                     18,800   Port Corpus Christi, Texas, Industrial Development Corporation, Sewer and
                              Solid Waste Revenue Bonds (Citgo Petroleum Corporation Project), VRDN, AMT,
                              4.05% due 4/01/2026 (d)                                                             18,800
                     20,600   Sabine River Authority, Texas, PCR, Refunding (Texas Utilities Electric
                              Company Project), VRDN, Series A, 3.85% due 3/01/2026 (a)(d)                        20,600
                     15,900   Sabine River Authority, Texas, PCR (Texas Utilities Electric Company
                              Project), VRDN, AMT, Series B, 3.95% due 3/01/2026 (a)(d)                           15,900
                     11,600   San Antonio, Texas, Higher Education Authority, Revenue Refunding Bonds
                              (Trinity University Project), VRDN, 3.85% due 4/01/2004 (d)                         11,600
                     10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51,
                              3.96% due 8/15/2019 (d)                                                             10,000
                      2,200   South Texas Higher Education Authority Incorporated Revenue Bonds, VRDN,
                              AMT, 3.90% due 12/01/2027 (d)(f)                                                     2,200
                     16,300   Southwest Texas, Higher Education Authority Incorporated, Revenue Refunding
                              Bonds (Southern Methodist University), VRDN, 3.90% due 7/01/2015 (d)                16,300
                     10,000   Texas Municipal Power Agency Revenue Bonds, CP, 3.90% due 5/08/2000                 10,000


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Texas                         Texas State Public Finance Authority Revenue Bonds, GO, CP, Series A:
(concluded)        $ 11,000     3.80% due 5/10/2000                                                          $    11,000
                     49,800     3.90% due 5/11/2000                                                               49,800
                    383,000   Texas State, TRAN, Series A, 4.50% due 8/31/2000                                   384,246
                     28,400   Texas State, Water Development Board, VRDN, Series A, 3.90% due 3/01/2015 (d)       28,400
                     21,200   Trinity River Authority, Texas, PCR, Refunding (Utilities Electric Company),
                              VRDN, AMT, Series A, 4% due 3/01/2026 (a)(d)                                        21,200
                     25,000   University of Texas, University Revenue Bonds, CP, 3.80% due 5/03/2000              25,000
                     28,600   West Side Calhoun County, Texas, Development Revenue Bonds (Sohio Chemical
                              Company Project), UPDATES, 3.85% due 12/01/2015 (d)                                 28,600
                      4,200   West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste
                              District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 4% due
                              4/01/2031 (d)                                                                        4,200

Utah--3.1%           70,800   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 3.90% due
                              11/01/2024 (a)(d)                                                                   70,800
                              Intermountain Power Agency, Utah, Power Supply Revenue Bonds, CP:
                     12,000     Series B-2, 4% due 6/07/2000                                                      12,000
                     15,000     Series B-4, 3.90% due 5/04/2000                                                   15,000
                     25,000     Series B-4, 3.90% due 5/05/2000                                                   25,000
                     27,600   Salt Lake City, Utah, Revenue Bonds, Pooled, VRDN, Class A, 3.90% due
                              1/01/2020 (d)                                                                       27,600
                              Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                              VRDN (d):
                     36,900     3.85% due 2/01/2008                                                               36,900
                     43,115     Series B, 3.85% due 8/01/2007                                                     43,115
                      6,000   Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT,
                              Series C, 3.95% due 11/01/2013 (a)(d)                                                6,000
                     33,500   Utah State Board of Regents, Student Loan Revenue Refunding Bonds, VRDN,
                              AMT, Series L, 3.95% due 11/01/2025 (a)(d)                                          33,500
                              Utah State, GO, Refunding, VRDN (d):
                     11,000     Series A, 3.85% due 7/01/2016                                                     11,000
                     18,000     Series D, 3.85% due 7/01/2016                                                     18,000
                     12,500   Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN,
                              Series A, 3.90% due 2/15/2031 (d)                                                   12,500

Virginia--0.6%        8,885   Eagle Tax-Exempt Trust, Virginia, VRDN, Series 95, Class 4602, 3.96% due
                              1/15/2013 (d)                                                                        8,885
                              Norfolk, Virginia, IDA Revenue Bonds, CP:
                     30,000     (Pooled Financing Program--Sentara Hospital), 4% due 6/15/2000                    30,000
                     21,600     (Sentara Hospital-Norfolk Project), Series A, 3.70% due 4/13/2000                 21,600

Washington--3.5%     17,025   Eagle Tax-Exempt Trust, Washington, GO, VRDN, Series 96C, Class 4704, 4.15%
                              due 4/01/2011 (d)                                                                   17,025
                     17,000   King County, Washington, Sewer System, CP, 3.95% due 6/14/2000                      17,000
                     30,200   Snohomish County, Washington, Public Utility District Number 001, Electric
                              Revenue Bonds (Generation System), VRDN, 3.80% due 1/01/2025 (d)(f)                 30,200
                              Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                              VRDN, AMT (d):
                      6,400     (Arbors on the Park Project), 4.10% due 10/01/2024                                 6,400
                     10,190     (Courtside Apartments Project), 4% due 1/01/2026                                  10,190
                              Washington State Public Power Supply Systems, Electric Revenue Refunding
                              Bonds, VRDN (d)(f):
                     25,000     (Project Number Two), Series 2A-1, 3.80% due 7/01/2012                            25,000
                     49,000     (Project Number Two), Series 2A-2, 3.80% due 7/01/2012                            49,000
                    159,500     (Project Number Three), Series 3-A, 3.80% due 7/01/2018                          159,500


CMA Tax-Exempt Fund
Schedule of Investments as of March 31, 2000 (concluded)                                                  (in Thousands)
                      Face
State                Amount                                 Issue                                               Value
Washington          $ 9,950   Washington State Public Power Supply Systems, Revenue Bonds (Nuclear
(concluded)                   Project Number Two), FLOATS, Series PMD-3, 4.01% due 7/01/2012 (d)              $    9,950
                              Washington State Public Power Supply Systems, Revenue Refunding Bonds
                              (Nuclear Project Number One), VRDN (d):
                      5,520     Series 1A-1, 3.90% due 7/01/2017                                                   5,520
                     22,750     Series 1A-2, 3.80% due 7/01/2017                                                  22,750
                      7,500   Yakima County, Washington, Public Corporation Revenue Bonds (Macro Plastics
                              Inc. Project), VRDN, AMT, 4.05% due 12/01/2026 (d)                                   7,500

West Virginia--      11,220   Hancock County, West Virginia, County Commission, IDR, Refunding (The Boc
0.2%                          Group Inc. Project), VRDN, 3.95% due 8/01/2005 (d)                                  11,220
                     13,600   Marshall County, West Virginia, PCR (Mountaineer Carbon Co.), UPDATES, 3.85%
                              due 12/01/2020 (d)                                                                  13,600

Wisconsin--1.0%      14,850   Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901,
                              3.50% due 12/15/2026 (d)                                                            14,850
                      1,230   Eagle Tax-Exempt Trust, Wisconsin Housing and Economy, VRDN, Series 94C,
                              Class 4901, 3.96% due 9/01/2015 (d)                                                  1,230
                      5,660   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN,
                              AMT, 4.10% due 8/01/2009 (d)                                                         5,660
                     19,000   Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds (Wisconsin
                              Electric Power Company), VRDN, Series C, 3.95% due 9/01/2030 (d)                    19,000
                      7,500   Racine, Wisconsin, Unified School District, TRAN, 3.75% due 7/06/2000                7,503
                     16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                              Project), VRDN, Series A, 3.90% due 9/01/2015 (d)                                   16,000
                     22,000   Waukesha, Wisconsin, School District, GO, TRAN, 4.10% due 8/22/2000                 22,044
                     14,365   Wisconsin State Department of Transportation, CP, 3.60% due 4/07/2000               14,365

Wyoming--1.1%        10,000   Kemmerer, Wyoming, PCR (Exxon Corporation Project), DATES, 3.80% due
                              11/01/2014 (d)                                                                      10,000
                              Lincoln County, Wyoming, PCR (Exxon Project)(d):
                     13,000     DATES, Series A, 3.90% due 11/01/2014                                             13,000
                      8,400     VRDN, AMT, Series B, 3.90% due 7/01/2017                                           8,400
                     12,960   Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN, 3.90%
                              due 11/01/2024 (a)(d)                                                               12,960
                     17,150   Sublette County, Wyoming, PCR (Exxon Project), DATES, 3.85% due
                              11/01/2014 (d)                                                                      17,150
                              Sweetwater County, Wyoming, PCR, Refunding, VRDN (d):
                     13,900     (Idaho Power Company Project), Series C, 3.85% due 7/15/2026                      13,900
                     12,000     (Pacificorp Project), 3.90% due 11/01/2024 (a)                                    12,000
                     18,000     (Pacificorp Project), Series A, 3.80% due 7/01/2015                               18,000
                              Uinta County, Wyoming, PCR, Refunding, VRDN (d):
                      5,900     (Amoco Project), 3.80% due 7/01/2026                                               5,900
                        500     (Chevron USA Inc. Project), 3.80% due 12/01/2022                                     500

                              Total Investments (Cost--$10,178,845++)--99.9%                                  10,178,845

                              Other AssetsLess Liabilities--0.1%                                                   9,947
                                                                                                             -----------
                              Net Assets--100.0%                                                             $10,188,792
                                                                                                             ===========


(a)AMBAC Insured.
(b)Escrowed to maturity.
(c)FGIC Insured.
(d)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2000.
(e)FSA Insured.
(f)MBIA Insured.
 ++Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA Tax-Exempt Fund
Statement of Assets and Liabilities as of March 31, 2000
Assets:
Investments, at value (identified cost--$10,178,844,753)                                                 $10,178,844,753
Cash                                                                                                               2,171
Receivables:
 Interest                                                                              $    62,550,069
 Securities sold                                                                            14,162,542        76,712,611
                                                                                       ---------------
Prepaid registration fees and other assets                                                                       216,007
                                                                                                         ---------------
Total assets                                                                                              10,255,775,542
                                                                                                         ---------------
Liabilities:
Payables:
 Securities purchased                                                                       60,095,400
 Distributor                                                                                 3,141,392
 Investment adviser                                                                          2,911,982
 Dividends to shareholders                                                                       3,963
 Beneficial interest redeemed                                                                       76        66,152,813
                                                                                       ---------------
Accrued expenses and other liabilities                                                                           831,145
                                                                                                         ---------------
Total liabilities                                                                                             66,983,958
                                                                                                         ---------------
Net Assets                                                                                               $10,188,791,584
                                                                                                         ===============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                                $1,019,050,663
Paid-in capital in excess of par                                                                           9,170,491,194
Accumulated realized capital losses--net                                                                        (750,273)
                                                                                                         ---------------
Net Assets--Equivalent to $1.00 per share based on 10,190,506,630 shares of
beneficial interest outstanding                                                                          $10,188,791,584
                                                                                                         ===============

See Notes to Financial Statements.


CMA Tax-Exempt Fund
Statement of Operations for the Year Ended March 31, 2000
Investment Income:
Interest and amortization of premium and discount earned                                                 $   324,544,536
Expenses:
Investment advisory fees                                                               $    36,576,047
Distribution fees                                                                           11,800,900
Transfer agent fees                                                                          1,272,427
Registration fees                                                                              711,353
Accounting services                                                                            484,036
Custodian fees                                                                                 243,446
Professional fees                                                                              172,243
Pricing fees                                                                                    57,997
Printing and shareholder reports                                                                56,308
Trustees' fees and expenses                                                                     46,643
Other                                                                                          106,106
                                                                                       ---------------
Total expenses                                                                                                51,527,506
                                                                                                         ---------------
Investment income--net                                                                                       273,017,030
Realized Loss on Investments--Net                                                                               (173,225)
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   272,843,805
                                                                                                         ===============

See Notes to Financial Statements.


CMA Tax-Exempt Fund
Statements of Changes in Net Assets
                                                                                              For the Year Ended
                                                                                                  March 31,
                                                                                           2000               1999
Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                                 $   273,017,030   $   263,902,068
Realized gain (loss) on investments--net                                                      (173,225)          323,017
                                                                                       ---------------   ---------------
Net increase in net assets resulting from operations                                       272,843,805       264,225,085
                                                                                       ---------------   ---------------
Dividends to Shareholders:
Investment income--net                                                                    (273,017,030)     (263,902,068)
                                                                                       ---------------   ---------------
Net decrease in net assets resulting from dividends to shareholders                       (273,017,030)     (263,902,068)
                                                                                       ---------------   ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares                                                        35,370,860,092    33,522,924,440
Net asset value of shares issued to shareholders in reinvestment of dividends              273,013,356       263,901,186
                                                                                       ---------------   ---------------
                                                                                        35,643,873,448    33,786,825,626
Cost of shares redeemed                                                                (35,185,040,095)  (33,413,722,416)
                                                                                       ---------------   ---------------

Net increase in net assets derived from beneficial interest transactions                   458,833,353       373,103,210
                                                                                       ---------------   ---------------
Net Assets:
Total increase in net assets                                                               458,660,128       373,426,227
Beginning of year                                                                        9,730,131,456     9,356,705,229
                                                                                       ---------------   ---------------
End of year                                                                            $10,188,791,584   $ 9,730,131,456
                                                                                       ===============   ===============

See Notes to Financial Statements.


CMA Tax-Exempt Fund
Financial Highlights
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                            For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                          2000        1999       1998         1997        1996
Per Share Operating Performance:
Net asset value, beginning of year                          $      1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                            -----------  ----------  ----------  ----------   ----------
Investment income--net                                              .03         .03         .03         .03          .03
Realized gain (loss) on investments--net                             --++        --++        --++        --++         --++
                                                            -----------  ----------  ----------  ----------   ----------
Total from investment operations                                    .03         .03         .03         .03          .03
                                                            -----------  ----------  ----------  ----------   ----------
Less dividends from investment income--net                         (.03)       (.03)       (.03)       (.03)        (.03)
                                                            -----------  ----------  ----------  ----------   ----------
Net asset value, end of year                                $      1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                            ===========  ==========  ==========  ==========   ==========
Total Investment Return                                           2.91%       2.87%       3.16%       3.00%        3.31%
                                                            ===========  ==========  ==========  ==========   ==========
Ratios to Average Net Assets:
Expenses                                                           .54%        .55%        .55%        .55%         .55%
                                                            ===========  ==========  ==========  ==========   ==========
Investment income--net                                            2.87%       2.83%       3.11%       2.94%        3.26%
                                                            ===========  ==========  ==========  ==========   ==========
Supplemental Data:
Net assets, end of year (in thousands)                      $10,188,792  $9,730,131  $9,356,705  $8,347,278   $8,164,160
                                                            ===========  ==========  ==========  ==========   ==========

++Amount is less than $.01 per share.


See Notes to Financial Statements.


CMA Tax-Exempt Fund
Notes to Financial Statements
1. Significant Accounting Policies:

CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million;
 .425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.


CMA Tax-Exempt Fund
Notes to Financial Statements (concluded)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased, reinvested and redeemed during the periods corres-ponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 2000, the Fund had a net capital loss carryforward of approximately $750,000, of which $629,000 expires in 2003 and $121,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


<AUDIT-REPORT>
CMA Tax-Exempt Fund
Independent Auditors' Report

The Board of Trustees and Shareholders,
CMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Tax-Exempt Fund as of March 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2000 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA
Tax-Exempt Fund as of March 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in accordance with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 10, 2000
</AUDIT-REPORT>


CMA Tax-Exempt Fund
Important Tax Information (unaudited)

All of the net investment income distributions paid daily by CMATax-Exempt Fund during its taxable year ended March 31, 2000 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.



CMA Tax-Exempt Fund
Officers and Trustees

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Ira P. Shapiro--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].